Short Term Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Total Short Term Borrowings	$ 727,220
Shanghai Pudong Development Bank [Member]
Interest rate	5.09%
Short Term Bank Loans	$ 290,888
Shanghai Pudong Development Bank [Member] | Minimum [Member]
Short Term Debt Term	Aug. 30, 2018
Shanghai Pudong Development Bank [Member] | Maximum [Member]
Short Term Debt Term	Aug. 29, 2019
Shanghai Pudong Development Bank One [Member]
Interest rate	5.09%
Short Term Bank Loans	$ 436,332
Shanghai Pudong Development Bank One [Member] | Minimum [Member]
Short Term Debt Term	Dec. 21, 2018
Shanghai Pudong Development Bank One [Member] | Maximum [Member]
Short Term Debt Term	Dec. 20, 2019